Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 1,792,000	$ 403,000	$ 678,000
Accounts receivable	18,000	1,000
Inventory, net of reserve for obsolescence of $60,000 and $0, respectively
Due from related parties			68,000
Total Current Assets	1,810,000	404,000	746,000
Property and equipment, net of accumulated depreciation of $512,000 and $278,000, respectively	149,000	363,000	198,000
Deposits on purchase of equipment	625,000
Intangible assets, net of accumulated amortization of $500,000 and $458,000, respectively			42,000
Total Assets	2,584,000	767,000	986,000
Current Liabilities:
Accounts payable and accrued expenses	870,000	618,000	259,000
Convertible notes payable, net of debt discount of $685,000 and $0, respectively	139,000
Current portion of loan payable	7,000	7,000
Patent purchase obligation		100,000	100,000
Total Current Liabilities	1,016,000	725,000	359,000
Loan payable, less current portion	28,000	33,000
Note payable		38,000
Total Liabilities	1,044,000	796,000	359,000
Commitments and Contingencies
Shareholders’ Equity (Deficit)
Preferred stock, $0.0001 par value, 1,000,000 shares authorized; 1 share of Series A issued and outstanding at September 30, 2021 and December 31, 2020, respectively
Common stock, $0.0001 par value, 100,000,000 shares authorized; 32,395,158 and 28,956,158 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	3,000	3,000	3,000
Additional paid-in-capital	17,694,000	9,105,000	6,477,000
Accumulated deficit	(16,157,000)	(9,137,000)	(5,853,000)
Total Shareholders’ Equity (Deficit)	1,540,000	(29,000)	627,000
Total liabilities and stockholders’ equity	$ 2,584,000	$ 767,000	$ 986,000